Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill
Goodwill		¥ 9,243,990	¥ 9,243,990	¥ 9,120,439
Accumulated impairment loss		(2,600,321)	(2,593,420)	(2,593,420)
Goodwill, beginning balance		6,643,669	6,650,570	6,527,019
Additions				123,551
Impairment		0	(6,901)	0
Goodwill		9,243,990	9,243,990	9,243,990
Accumulated impairment loss		(2,600,321)	(2,600,321)	(2,593,420)
Goodwill, ending balance	$ 954,303	6,643,669	6,643,669	6,650,570
JD Retail
Goodwill
Goodwill		6,650,570	6,650,570	6,527,019
Accumulated impairment loss		(6,901)
Goodwill, beginning balance		6,643,669	6,650,570	6,527,019
Additions				123,551
Impairment			(6,901)
Goodwill		6,650,570	6,650,570	6,650,570
Accumulated impairment loss		(6,901)	(6,901)
Goodwill, ending balance		6,643,669	6,643,669	6,650,570
New Businesses
Goodwill
Goodwill		2,593,420	2,593,420	2,593,420
Accumulated impairment loss		(2,593,420)	(2,593,420)	(2,593,420)
Goodwill		2,593,420	2,593,420	2,593,420
Accumulated impairment loss		¥ (2,593,420)	¥ (2,593,420)	¥ (2,593,420)